INFORMATION BY GEOGRAPHIC AREA (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	€ 2,017	€ 1,948	€ 1,906
United States
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	832	811
France
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	699	653
Germany
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	269	266
Czech Republic
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	97	99
Other
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	€ 120	€ 119